Financial Liabilities at FVTPL	12 Months Ended
Dec. 31, 2024
Financial liabilities at fair value through profit or loss [abstract]
Financial Liabilities at FVTPL
20.	FINANCIAL LIABILITIES AT FVTPL

(1)	Financial liabilities at FVTPL are as follows (Unit: Korean Won in millions):

	December 31, 2023	December 31, 2024
Financial instruments at fair value through profit or loss	6,138,313	9,348,781
Financial liabilities designated to be measured at FVTPL	—	547,816

Total	6,138,313	9,896,597

(2)	Financial liabilities at fair value through profit or loss are as follows (Unit: Korean Won in millions):

	December 31, 2023	December 31, 2024
Deposits
Gold banking liabilities	39,524	74,205
Borrowings
Securities sold	155,765	182,478
Derivative liabilities	5,943,024	9,092,098

Total	6,138,313	9,348,781

(3)	Financial liabilities designated to be measured at FVTPL are as follows (Unit: Korean Won in millions):

	December 31, 2023	December 31, 2024
Deposits due to customers
Time deposits	—	547,816
In accordance with documented risk management or investment strategies, the group manages a portfolio of financial instruments on a fair value basis and evaluates their performance. Therefore, under IFRS 9
Financial Instrument
, financial liabilities are designated to be measured at FVTPL as this provides more relevant information
.

(4)	Changes in fair value due to change in credit risk reflected in financial liabilities designated to be measured at FVTPL are as follows (Unit: Korean Won in millions):

	For the years ended December 31
	2022	2023	2024
Financial liabilities designated to be measured at FVTPL at the end of each period	—	—	547,816
Changes in fair value due to change in credit risk (*)	—	—	(1,831)
Accumulated change in fair value due to change in credit risk (*)	—	—	(1,831)

(*)
The amounts recognized in other comprehensive income related to financial liabilities designated to be measured at FVTPL are 1,831 million Won during the year ended December 31, 2024, with an accumulated profit of 1,831 million Won.

The adjustment to reflect the Group’s credit risk is considered in measuring the fair value of deposits due to customers. The Group’s credit risk is determined by adjusting credit spread observed in credit rating of the Group.

(5)	The difference between carrying amount and nominal amount at maturity of financial liabilities designated to be measured at FVTPL are as follows (Unit: Korean Won in millions):

	December 31, 2023	December 31, 2024
Carrying amount	—	547,816
Nominal amount at maturity	—	530,000
Difference	—	17,816